Net Income Per Common Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents not included in the computation of diluted earnings per share because their inclusion would have been antidilutive	13,240,787	8,392,686	7,146,701